18 Taxes recoverable/payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of taxes recoverable payable [Line Items]
Current tax assets	R$ 22,672	R$ 141,266
Income tax and social contribution [member]
Summary of taxes recoverable payable [Line Items]
Current tax assets	0	136,436
Other federal taxes [member]
Summary of taxes recoverable payable [Line Items]
Current tax assets	18,281	3,471
Withholding income tax (IRRF) on financial investments [member]
Summary of taxes recoverable payable [Line Items]
Current tax assets	R$ 4,391	R$ 1,359